Leases (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Leases [Line Items]
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	operating lease
Right of use assets	$ 419,980	$ 160,708
Operating lease expenses	$ 191,537	$ 165,868	$ 165,868
Minimum [Member]
Leases [Line Items]
Prime Rate	5.25%	5.875%
Maximum [Member]
Leases [Line Items]
Prime Rate	5.50%	6.125%